Cover	Feb. 23, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2021
Entity File Number	1-32268
Entity Registrant Name	KITE REALTY GROUP TRUST
Entity Central Index Key	0001286043
Entity Tax Identification Number	11-3715772
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	30 S. Meridian Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	577-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	KRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Kite Realty Group L P [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2021
Entity File Number	333-20266-01
Entity Registrant Name	KITE REALTY GROUP, L.P.
Entity Central Index Key	0001636315
Entity Tax Identification Number	20-1453863
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 S. Meridian Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	577-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false